Property and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
4. Property and Equipment

Property and equipment was comprised of the following:

	December 31,
	2010	2011
Furniture and equipment	$2,795	$4,490
Software	659	1,044
Leasehold improvements	786	917
	4,240	6,451
Less accumulated depreciation	(2,563)	(2,568)
	$1,677	$3,883

Depreciation expense for the years ended December 31, 2009, 2010, and 2011, was $675, $682, and $879, respectively.